Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements include those of us and our subsidiary, Pardes Biosciences Sub, Inc., after elimination of all intercompany accounts and transactions. These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Our date of inception was February 27, 2020, and the fiscal year-end
is December 31.
As a result of the Business Combination, the shares and corresponding capital amounts and loss per share related to Old Pardes’s outstanding redeemable convertible preferred stock and common stock prior to the Business Combination have been retroactively restated to reflect the Exchange Ratio established in the Merger Agreement. For additional information on the Business Combination and the Exchange Ratio, please read Note 4, Business Combination, to these consolidated financial statements.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure of contingent assets and liabilities in the consolidated financial statements and accompanying notes. Such estimates include the valuation of the SAFEs, the valuation of stock-based awards and accrual of research and development expenses. On an ongoing basis, management evaluates its estimates and judgments, which are based on our historical and anticipated results and trends and on various other assumptions that management believes to be reasonable under the circumstances. By their nature, estimates are subject to inherent degree of uncertainty and, as such, actual results may ultimately materially differ from management’s estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents We consider all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.
Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments which potentially subject us to significant concentration of credit risk consist of cash and money market accounts. We maintain deposits in federally insured financial institutions in excess of federally insured limits. We have not experienced any losses in such accounts, and management believes that we are not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner
sources, including unrealized gains and losses on investments and foreign currency gains and losses. Net loss and comprehensive loss were the same for all periods presented.

Deferred Offering Costs
Deferred Offering Costs
We capitalize costs that are directly associated with
in-process
equity financings as deferred offering costs until such financings are consummated at which time such costs are recorded in stockholders’ equity as a reduction against the gross proceeds of the offering. Should an in-process
equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amounts of cash and cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued expenses are considered to be representative of their respective fair values because of the short-term nature of those instruments. Prior to their conversion, we remeasured our SAFE agreements to fair value each reporting period (see Note 3).

Accrued Research and Development Expense
Accrued Research and Development Expense
We estimate our expenses resulting from our obligations under contracts with vendors, consultants, and contract research organizations (“CRO”), and contract manufacturing organizations (“CMO”) in connection with conducting research and development activities. The financial terms of these contracts vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided under such contracts. We reflect research and development expenses in our consolidated financial statements by matching those expenses with the period in which services and efforts are expended.
We estimate our accrued research and development expenses as of each balance sheet date based on facts and circumstances known at the time. The significant estimates in our accrued expenses include costs incurred for services performed by vendors in connection with research and development activities for which we have yet been invoiced. If timelines or contracts are modified based upon changes in the protocol or scope of work to be performed, we modify our estimates and accruals accordingly on a prospectus basis. During the course of a study or contract, we adjust our rate of expense recognition if actual results differ from our estimates.

Research and Development Expenses
Research and Development Expenses
Research and development expenses are charged to expense as incurred when these expenses have no alternative future uses. We are obligated to make upfront payments upon execution of certain research and development agreements. Advance payments, including nonrefundable amounts, for goods and services that will be used or rendered for future research and development activities are deferred. Such amounts are recognized as expense as the related good are delivered or related services are performed or such time when we do not expect the goods to be delivered or services to be performed.
Research and development expenses primarily consist of costs associated with research and development activities including salaries, benefits, share-based compensation and services provided by outside organizations and consultants for preclinical and clinical development activities, manufacturing costs for non-commercial
products, and supplies, equipment and materials used in research and development activities.

Patent Costs
Patent Costs
Costs related to filing and pursuing patent applications are recorded as general and administrative expense and expensed as incurred since recoverability of such expenditures is uncertain.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation expense is recognized on a straight-line basis over the vesting period of the awards. We do not apply a forfeiture rate to unvested awards and account for forfeitures as they occur. The vesting period generally approximates the expected service period of the awards. Stock-based compensation is included in research and development expenses and general and administrative expenses in our consolidated statements of operations and comprehensive loss.
We estimate the fair value of stock option grants using the Black-Scholes option pricing model on the date of grant. This method requires certain assumptions be used as inputs, such as the fair value of the underlying common stock, a risk-free interest rate, expected volatility of the common stock, expected term of the option before exercise and expected dividend yield. Options granted have a maximum contractual term of ten years. We have limited historical stock option activity and therefore estimate the expected term of stock options granted using the simplified method, which represents the arithmetic average of the original contractual term of the stock option and its weighted-average vesting term. The expected volatility of stock options is based upon the historical volatility of a number of publicly traded companies in similar stages of clinical development. We will continue to apply this process until a sufficient amount of historical information regarding the volatility of our own stock price becomes available. The risk-free interest rates used are based on the U.S. Treasury yield in effect at the time of grant for zero-coupon
U.S. treasury notes with maturities approximately equal to the expected term of the stock options. We have historically not declared or paid any dividends and do not currently expect to do so in the foreseeable future, and therefore have estimated the dividend yield to be zero.
For restricted stock awards, the fair value of the award is the estimated fair value of our common stock on the grant date.
Prior to the Closing Date of the Business Combination, the fair value of the shares of common stock had historically been determined by our Board of Directors as there was no public market for the common stock. The Board of Directors determined the fair value of the common stock by obtaining third-party valuations of our common stock using the option pricing method and the probability-weighted expected return method. Significant assumptions used in determining the fair value of common stock include volatility, discount for lack of marketability, and the expected timing of a future liquidity event.

Income Taxes
Income Taxes
We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
We recognize deferred tax assets to the extent that we believe these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If management determines that we would be able to realize our deferred tax assets in the future in excess of their recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
As of December 31, 2021 and 2020, respectively, we maintained a valuation allowance against our deferred tax assets as we concluded it had not met the “more likely than not” to be realized threshold. Changes in the valuation allowance when they are recognized in the provision for income taxes may result in a change in the estimated annual effective tax rate.
We record uncertain tax positions on the basis of a
two-step
process whereby (1) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, management recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We recognize interest and penalties related to unrecognized tax benefits within income tax expense. Any accrued interest and penalties are included within the related tax liability.

Segment Reporting
Segment Reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and assessing performance. The chief operating decision maker is the chief executive officer. We view our operations and manage our business as one operating segment and one reportable segment. No product revenue has been generated since inception and all assets are held in the United States.

Net Loss Per Share
Net Loss Per Share
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. There were 56,765,533 common shares outstanding as of December 31, 2021 (none as of December 31, 2020). Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class
method required for participating securities as the unvested restricted stock are considered participating securities. Our participating securities do not have a contractual obligation to share in our losses. As such, the net loss was attributed entirely to common stockholders for all periods presented.
Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares and dilutive common stock equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. For the periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to net loss position.
The following outstanding shares of potentially dilutive securities were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods presented because including them would be anti-dilutive (in common stock equivalent shares):

	December 31, 2021	February 27, 2020 (inception) through December 31, 2020
Outstanding stock options	3,328,138	—
Restricted common stock subject to repurchase or forfeiture	5,613,463	9,656,049

Total	8,941,601	9,656,049

New Accounting Pronouncements Not Yet Adopted
New Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 362): Measurement of Credit Losses on Financial Statements (“ASU
2016-13”).
The new standard requires that expected credit losses relating to financial assets measured on an amortized cost basis and available-for-sale
debt securities be recorded through an allowance for credit losses. It also limits the amount of credit losses to be recognized for available-for-sale
debt securities to the amount by which carrying value exceeds fair value and also requires the reversal of previously recognized credit losses if fair value increases. The targeted transition relief standard allows filers an option to irrevocably elect the fair value option of ASC
825-10,
Financial Instruments-Overall, applied on an
instrument-by-instrument
basis for eligible instruments. For public entities that are Securities and Exchange Commission (“SEC”) filers, excluding entities eligible to be smaller reporting companies, ASU
2016-13
is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, ASU
2016-13
is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. We do not expect this standard to have a material impact on our consolidated financial statements.
In 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
2019-12,
Income Taxes (Topic 740) (“ASU
2019-12”),
which simplifies the accounting for income taxes. The amendments in ASU
2019-12
removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. AUS
2019-12
became effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. For emerging growth companies (‘EGCs”), the standard is effective for fiscal years beginning after December 15, 2021. We currently do not expect the adoption of ASU
2019-12
to have a significant impact on our consolidated financial statements.